INCOME TAXES - SCHEDULE OF INCOME TAX CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of beginning and ending amount of unrecognized tax benefits, excluding interest
Balance at beginning of period	$ 24,908	$ 10,935	$ 11,215
Additions based on tax positions related to the current year	1,706	2,903	201
Additions for tax positions of prior years	1,414	12,846	490
Reductions for tax positions of prior years	(783)	(902)	(60)
Settlements	(258)
Expiration of applicable statute of limitations	(1,074)	(874)	(911)
Balance at end of period	25,913	24,908	$ 10,935
Income Tax Contingency
Interest on income taxes accrued	1,500	1,300
Income tax penalties accrued	1,600	1,800
Unrecognized tax benefits including interest accrued	27,400	26,200
Tax positions for which the ultimate deductibility is highly certain but timing is uncertain	25,900
Change in unrecognized tax benefits unrelated to Federal income taxes statute of limitations expiring within twelve months of current reporting period	6,500
IAC
Income Tax Contingency
Unrecognized tax benefits including interest accrued	$ 17,700	$ 16,400